Financial instruments included in the statement of financial position and impact on income	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	308		308	308
Trade receivables	3,121		3,121	3,121
Cash and cash equivalents	66,335		66,335	66,335
Total assets	69,764	—	69,764	69,764
Financial liabilities
Non-current financial liabilities	44,168		44,168	42,677
Current financial liabilities	5,000		5,000	5,006
Trade payables and other payables	19,139		19,139	19,139
Total liabilities	68,307	—	68,307	66,822
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.

The principal risks faced by the Company are liquidity, foreign currency exchange, credit and interest rate risks.

Liquidity risk

Liquidity risk arises from the Company’s financial liabilities and significant expenses related to development and manufacturing of nanotechnology products and conducting clinical studies. The Company has incurred operating losses since its inception in 2005 and expects to continue to incur significant losses in the near term.

As of June 30, 2024, the Company has cash and cash equivalent of €66.3 million. The Company’s current level of cash and cash equivalents is expected to be sufficient to meet its projected financial obligations and fund its operations beyond the next twelve months from the date of authorization for issuance of these consolidated financial statements.
As of October 2023, the Company is no longer subject to the minimum cash and cash equivalents covenant under the EIB loan.

In the longer term, the Company may seek additional liquidity through product or royalty financing, new business development partnerships, collaborative or strategic alliances, additional financing through public or private offerings of capital or debt securities, research tax credits, grants or subsidies, and through the implementation of cash preservation activities to reduce or defer discretionary spending.

Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is derived almost entirely from certain of its revenue. Under the global licensing, co-development, and commercialization agreement with Janssen, and previously under its License Agreement with LianBio, the Company has received payments in U.S dollars. Additionally, the Company is also exposed through intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.

At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity outside the euro zone could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a suitable hedging policy for these risks.

Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the rating and size of the relevant financial institutions.

The Company’s exposure to credit risk chiefly stems from trade receivables related to its customer (Janssen) as of June 30, 2024. Due to the limited number of customers, the Company appropriately monitors its receivables and their payment and clearance. The Company enters into such transactions only with highly reputable, financially sound counterparts.

Interest rate risk

The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

As of June 30, 2024, loans issued by the Company are exclusively fixed rate loans and thus our exposure to interest rate and market risk is deemed low.

Variable interests on the EIB loan are royalty-based and are not subject to market rate risks.